UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number: ___
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Weiss Asset Management LP
Address: 222 Berkeley Street, 16th Floor,
         Boston, MA 02116

Form 13F File Number: 028-12911

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Georgiy Nikitin
Title: Chief Compliance Officer of Weiss Asset Management LP
Phone: (617) 778-7780

Signature, Place, and Date of Signing:

   /s/ Georgiy Nikitin             Boston, MA              May 15, 2013
----------------------------- --------------------- -------------------------
       [Signature]                [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None



   FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 22

Form 13F Information Table Value Total: $ 141,993
                                        (thousands)

List of Other Included Managers:

No.:   Form 13F File Number:    Name:
1      028-12279                Andrew Weiss
2      028-12910                BIP GP LLC



                                                          FORM 13F INFORMATION TABLE
COLUMN 1                      COLUMN 2          COLUMN 3  COLUMN 4      COLUMN 5         COLUMN 6     COLUMN 7      COLUMN 8
                                                          VALUE     SHR OR     SH/ PUT/ INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP   (x$1000)  PRN AMT    PRN CALL DISCRETION    MANAGERS    SOLE   SHARED NONE
---------------------------   --------------    ---------  ------- ----------  ---     ------------   ------   --------- ------ ----
ALEXCO RESOURCE CORP          COM               01535P106    6,915  2,100,000   SH     SHARED-DEFINED   1,2    2,100,000
BRIGUS GOLD CORP              COM               109490102    2,708  3,203,084   SH     SHARED-DEFINED   1,2    3,203,084
DEUTSCHE BK AG LDN BRH        PS GOLD DL ETN    25154H749    9,382    200,000   SH     SHARED-DEFINED   1,2      200,000
INTERNATIONAL TOWER HILL MIN  COM               46050R102    2,144  1,407,011   SH     SHARED-DEFINED   1,2    1,407,011
KT CORP                       SPONSORED ADR     48268K101   24,997  1,591,169   SH     SHARED-DEFINED   1,2    1,591,169
KOHLBERG CAPITAL CORP         NOTE 8.750% 3/1   500233AB7    1,118    855,000  PRN     SHARED-DEFINED   1,2          N/A
NORTH AMERN PALLADIUM LTD     COM               656912102      891    625,000   SH     SHARED-DEFINED   1,2      625,000
NUVEEN AMT-FREE MUN INCOME F  COM               670657105      171     11,694   SH     SHARED-DEFINED   1,2       11,694
NUVEEN MUN HIGH INCOME OPP F  COM               670682103      453     33,359   SH     SHARED-DEFINED   1,2       33,359
NUVEEN OH DIV ADV MUNI FD 2   COM SH BEN INT    67070R104      233     14,838   SH     SHARED-DEFINED   1,2       14,838
NUVEEN PREMIER OPPURTUNITY F  COM               670987106      450     29,844   SH     SHARED-DEFINED   1,2       29,844
PRETIUM RES INC               COM               74139C102   13,023  1,643,891   SH     SHARED-DEFINED   1,2    1,643,891
RICHMONT MINES INC            COM               76547T106      828    302,900   SH     SHARED-DEFINED   1,2      302,900
SEABRIDGE GOLD INC            COM               811916105   27,930  2,022,491   SH     SHARED-DEFINED   1,2    2,022,491
SPROTT PHYSICAL GOLD TRUST    UNIT              85207H104    9,353    691,455   SH     SHARED-DEFINED   1,2      691,455
SPROTT PHYSICAL SILVER TR     TR UNIT           85207K107   12,548  1,119,689   SH     SHARED-DEFINED   1,2    1,119,689
SPROTT PHYSICAL PLAT PALLAD   UNIT              85207Q104    4,265    431,284   SH     SHARED-DEFINED   1,2      431,284
TAIWAN SEMICONDUCTOR MFG LTD  SPONSORED ADR     874039100   13,086    761,230   SH     SHARED-DEFINED   1,2      761,230
UNITED MICROELECTRONICS CORP  SPON ADR NEW      910873405    6,478  3,598,975   SH     SHARED-DEFINED   1,2    3,598,975
BGS ACQUISITION CORP          SH                G1082J100    2,376    238,100   SH     SHARED-DEFINED   1,2      238,100
INFINITY CROSS BORDER ACQUIS  SHS               G4772R101    2,464    320,000   SH     SHARED-DEFINED   1,2      320,000
INFINITY CROSS BORDER ACQUIS  *W EXP 07/26/201  G4772R119      182    320,000   SH     SHARED-DEFINED   1,2      320,000